Organization and Business Description (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Business Description [Abstract]
Schedule of Company’s Subsidiaries

As of June 30, 2026, the Company’s subsidiaries are as follows:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
YD Network Technology Company Limited	December 01, 2025	Hong Kong	100%
Everbright Solutions Limited (“Everbright”)	January 13, 2026	British Virgin Islands	100%
Aquasource Management Company Limited (“Aquasource”)	February 5, 2026	Hong Kong	100%
Shenzhen Qiyaoxing Management Consulting Co., Ltd.	March 25, 2026	PRC	100%